Income taxes (Details 4) - KRW (₩) ₩ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income Taxes
Tax loss carryforwards	₩ 7,875,304	₩ 1,039,258
Tax credit carryforwards	3,615,817	3,118,117
Unrecognized temporary difference	₩ 3,296,738	₩ 1,698,208